UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2020

Date of reporting period: October 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%
	Shares	Value

COMMUNICATION SERVICES — 19.2%
Alphabet, Cl A *	1,400	$1,762,320
Altice USA, Cl A *	69,600	2,154,120
CBS, Cl B	34,500	1,243,380
Charter Communications, Cl A *	4,650	2,175,549
TELUS	35,000	1,244,950

		8,580,319

ELECTRIC UTILITIES — 12.7%
Eversource Energy	22,440	1,879,126
NextEra Energy	10,400	2,478,736
NextEra Energy LP	24,900	1,312,230

		5,670,092

ENERGY — 14.4%
Chevron	11,700	1,358,838
Marathon Petroleum	14,700	940,065
ONEOK	22,200	1,550,226
Pioneer Natural Resources	6,200	762,724
TC Energy	36,800	1,852,144

		6,463,997

GAS — 7.2%
Atmos Energy	16,200	1,822,176
South Jersey Industries	43,500	1,398,960

		3,221,136

INDUSTRIALS — 9.7%
Canadian National Railway	17,550	1,568,443
Delta Air Lines	27,000	1,487,160
Kansas City Southern	9,000	1,267,020

		4,322,623

MULTI-UTILITIES — 9.2%
DTE Energy	6,900	878,508
NiSource	57,700	1,617,908
Sempra Energy	11,200	1,618,512

		4,114,928

REAL ESTATE — 16.8%
CoreSite Realty REIT	15,055	1,768,963
Crown Castle International REIT	11,600	1,609,964
Equinix REIT	3,800	2,153,764
SBA Communications, Cl A REIT	8,200	1,973,330

		7,506,021

1

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

WATER UTILITIES — 4.3%
American Water Works	15,600	$1,923,012

TOTAL COMMON STOCK
(Cost $31,417,122)		41,802,128

SHORT-TERM INVESTMENT (A) — 6.6%

SEI Daily Income Trust Treasury II Fund, Cl F, 1.690%
(Cost $2,965,453)	2,965,453	2,965,453

TOTAL INVESTMENTS— 100.1%
(Cost $34,382,575)		$44,767,581

Percentages are based on Net Assets of $44,732,176.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there have been no transfers in or out of Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-3100

2

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: December 27, 2019